Stock-Based Compensation	3 Months Ended
Mar. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Stock-Based Compensation
8.  Stock-Based Compensation

Equity award plans

The Company has five equity award plans, which are collectively referred to as the “Plan.”  The current plan under which any future issuances of equity awards will be made is the 2012 BNC Financial Group, Inc. Stock Plan, or the “2012 Plan,” amended on June 26, 2013.  All equity awards made under the 2012 Plan are made by means of an award agreement, which contains the specific terms and conditions of the grant.  To date, all equity awards have been in the form of share options or restricted stock.  At March 31, 2014, there were 140,317 shares reserved for future issuance under the 2012 Plan.

Share Options:  The Company accounts for stock options based on the fair value at the date of grant over the vesting period of such awards on a straight line basis.  For the three months ended March 31, 2014 and 2013, the Company recorded expense related to options granted under the various plans of approximately $8 thousand and $10 thousand, respectively.

There were no options granted during the three months ended March 31, 2014.

A summary of the status of outstanding stock options as of and for the three months ended March 31, 2014 is presented below:

	Three Months Ended
	March 31, 2014
		Weighted
	Number	Average
	of	Exercise
	Shares	Price

Options outstanding at beginning of period	208,568	$16.67
Granted	-	-
Forfeited	(1,770)	15.59
Exercised	(18,905)	10.07
Expired	(480)	10.00
Options outstanding at end of period	187,413	17.37
Options exercisable at end of period	175,262	17.52

Weighted-average fair value of options granted during the period		N/A

Intrinsic value is the amount by which the fair value of the underlying stock exceeds the exercise price of an option on the exercise date.  The total intrinsic value of share options exercised during the three months ended March 31, 2014 was $205 thousand.

Restricted Stock: Restricted stock provides grantees with rights to shares of common stock upon completion of a service period and certain performance goals.  Shares of unvested restricted stock are considered participating securities.  Restricted stock awards generally vest over one to five years.

The following table presents the activity for restricted stock for the three months ended March 31, 2014:

	Three Months Ended
	March 31, 2014
		Weighted
	Number	Average
	of	Grant Date
	Shares	Fair Value

Unvested at beginning of period	122,140	$15.98
Granted	-	-
Vested	-	-
Forfeited	(3,608)	16.61
Unvested at end of period	118,532	15.96

The Company’s restricted stock expense for the three months ended March 31, 2014 and 2013 was $142 thousand and $58 thousand, respectively.